Prepaids and Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid launch costs, current	$ 0	$ 1,260	$ 3,000
Prepaid research and development	1,655	2,415	2,841
Prepaid insurance and other assets	2,532	4,838	4,332
Prepaids and other current assets	4,187	8,513	10,173
Non-current portion of prepaid launch costs	$ 1,000	$ 400	$ 4,400